Appendix 1 Details of Assets and Liabilities in Foreign Currency (Tables)	12 Months Ended
Dec. 31, 2025
APPENDIX 1 DETAILS OF ASSETS AND LIABILITIES IN FOREIGN CURRENCY
Summary of Assets and Liabilities Denominated in Foreign Currencies

	12-31-2025
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	44	103,917	357,864	83	16	461,924
Other current financial assets	—	776	206	—	—	982
Other current non-financial assets	—	158,496	13,411	648	—	172,555
Trade and other receivables, current	38,372	902,353	445,444	72	—	1,386,241
Current receivables due from related parties	—	9,277	34,835	17,699	—	61,811
Inventories	—	11,187	56,824	110	—	68,121
Current tax assets	—	74,242	13,211	—	—	87,453
TOTAL CURRENT ASSETS	38,416	1,260,248	921,795	18,612	16	2,239,087

NON-CURRENT ASSETS
Other non-current financial assets	—	24,070	—	—	—	24,070
Other non-current non-financial assets	442	5,813	8,231	—	—	14,486
Trade and other non-current receivables	2,132	109,245	994,007	—	—	1,105,384
Investments accounted for using the equity method	—	30	45,924	—	514	46,468
Intangible assets other than goodwill	—	270,788	21,842	—	160	292,790
Goodwill	—	862,154	40,039	—	—	902,193
Property, plant and equipment	—	4,400,043	3,349,469	—	13,924	7,763,436
Investment property	—	7,930	—	—	—	7,930
Right-of-use asset	—	374,282	1,044	4,537	—	379,863
Deferred tax assets	—	111,514	16,438	—	—	127,952
TOTAL NON CURRENT ASSETS	2,574	6,165,869	4,476,994	4,537	14,598	10,664,572

TOTAL ASSETS	40,990	7,426,117	5,398,789	23,149	14,614	12,903,659

	12-31-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	38	247,383	137,191	149	—	384,761
Other current financial assets	—	9,317	10,271	—	—	19,588
Other current non-financial assets	—	128,287	23,915	572	934	153,708
Trade and other receivables, current	5,462	954,194	535,601	1	—	1,495,258
Current receivables due from related parties	—	4,449	27,651	10,835	—	42,935
Inventories	—	38,347	26,209	228	616	65,400
Current tax assets	—	69,338	10,156	—	1,012	80,506
TOTAL CURRENT ASSETS	5,500	1,451,315	770,994	11,785	2,562	2,242,156

NON-CURRENT ASSETS
Other non-current financial assets	—	4,663	—	—	—	4,663
Other non-current non-financial assets	77	143,174	5,875	—	—	149,126
Trade and other non-current receivables	28,110	63,276	1,071,984	—	—	1,163,370
Investments accounted for using the equity method	—	32,706	114	—	—	32,820
Intangible assets other than goodwill	—	113,845	180,368	—	178	294,391
Goodwill	—	852,363	40,039	—	—	892,402
Property, plant and equipment	—	3,717,998	3,846,970	—	14,725	7,579,693
Investment property	—	7,201	—	—	—	7,201
Right-of-use asset	221,144	31,916	12,706	7,813	—	273,579
Deferred tax assets	—	119,682	6,003	—	—	125,685
TOTAL NON CURRENT ASSETS	249,331	5,086,824	5,164,059	7,813	14,903	10,522,930

TOTAL ASSETS	254,831	6,538,139	5,935,053	19,598	17,465	12,765,086

	01-01-2024
ASSETS	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT ASSETS
Cash and cash equivalents	41	512,221	129,815	117	12	642,206
Other current financial assets	—	65,191	12,013	22	—	77,226
Other current non-financial assets	3,483	78,926	31,080	676	411	114,576
Trade and other receivables, current	6,108	1,418,293	227,871	61	—	1,652,333
Current receivables due from related parties	—	6,088	36,909	14,320	—	57,317
Inventories	715	14,547	45,853	5,712	167	66,994
Current tax assets	—	84,116	8,361	—	2	92,479
TOTAL CURRENT ASSETS	10,347	2,179,382	491,902	20,908	592	2,703,131

NON-CURRENT ASSETS
Other non-current financial assets	2,096	11,132	—	—	—	13,228
Other non-current non-financial assets	91	271,667	34	—	—	271,792
Trade and other non-current receivables	35,053	402,769	592,457	—	—	1,030,279
Investments accounted for using the equity method	—	28,839	67	—	—	28,906
Intangible assets other than goodwill	—	127,927	94,265	—	137	222,329
Goodwill	—	968,335	40,039	—	—	1,008,374
Property, plant and equipment	—	3,919,024	3,877,034	—	13,802	7,809,860
Investment property	—	8,369	—	—	—	8,369
Right-of-use asset	248,011	37,498	13,539	7,697	—	306,745
Deferred tax assets	—	62,693	25,858	—	—	88,551
TOTAL NON CURRENT ASSETS	285,251	5,838,253	4,643,293	7,697	13,939	10,788,433

TOTAL ASSETS	295,598	8,017,635	5,135,195	28,605	14,531	13,491,564

	12-31-2025
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	49,641	—	272,441	—	—	—	322,082
Current lease liability	34,966	4,041	1,638	873	—	—	41,518
Trade and other payables, current	100,224	1,100,200	319,112	13,371	568	—	1,533,475
Current payable to related parties	—	104,291	190,873	76,755	—	—	371,919
Other current provisions	—	30,599	103	—	—	—	30,702
Current tax liabilities	—	105,077	4,953	—	—	—	110,030
Other current non-financial liabilities	—	63,451	30	129	—	—	63,610
TOTAL CURRENT LIABILITIES	184,831	1,407,659	789,150	91,128	568	—	2,473,336

NON-CURRENT LIABILITIES
Other non-current financial liabilities	137,682	—	2,032,646	—	—	—	2,170,328
Non-current lease liability	328,537	2,340	35,169	2,633	—	—	368,679
Trade and other payables non-current	—	—	985,569	—	—	—	985,569
Non-current payables to related parties	—	—	861,531	—	—	—	861,531
Other long-term provisions	—	205,893	8,282	—	—	—	214,175
Deferred tax liabilities	—	154,621	45,831	—	—	—	200,452
Non-current provisions for employee benefits	—	64,058	—	—	—	—	64,058
Other non-current non-financial liabilities	—	16,024	—	—	—	—	16,024
TOTAL NON-CURRENT LIABILITIES	466,219	442,936	3,969,028	2,633	—	—	4,880,816

TOTAL LIABILITIES	651,050	1,850,595	4,758,178	93,761	568	—	7,354,152

	12-31-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	43,870	—	40,133	—	—	—	84,003
Current lease liability	24,952	—	301	1,729	—	—	26,982
Trade and other payables, current	81,184	964,131	472,537	17,809	210	—	1,535,871
Current payable to related parties	—	40,341	186,626	72,395	—	—	299,362
Other current provisions	—	51,052	482	—	—	—	51,534
Current tax liabilities	—	185,451	4,291	—	—	—	189,742
Other current non-financial liabilities	—	54,498	9,466	—	—	—	63,964
TOTAL CURRENT LIABILITIES	150,006	1,295,473	713,836	91,933	210	—	2,251,458

NON-CURRENT LIABILITIES
Other non-current financial liabilities	—	—	2,382,396	—	—	—	2,382,396
Non-current lease liability	253,417	—	9,210	6,043	—	—	268,670
Trade and other payables non-current	—	—	969,504	—	—	—	969,504
Non-current payables to related parties	—	—	1,019,514	—	—	—	1,019,514
Other long-term provisions	—	180,798	35,233	—	—	—	216,031
Deferred tax liabilities	—	183,012	25,623	—	—	—	208,635
Non-current provisions for employee benefits	—	65,831	—	—	—	—	65,831
Other non-current non-financial liabilities	—	37,745	—	—	—	—	37,745
TOTAL NON-CURRENT LIABILITIES	253,417	467,386	4,441,480	6,043	—	—	5,168,326

TOTAL LIABILITIES	403,423	1,762,859	5,155,316	97,976	210	—	7,419,784

	01-01-2024
LIABILITIES	U.F.	Chilean Peso	U.S. dollar	Euro	Argentine Peso	Brazilian Real	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
CURRENT LIABILITIES
Other current financial liabilities	47,920	—	653,255	—	—	—	701,175
Current lease liability	25,253	114	407	1,746	—	—	27,520
Trade and other payables, current	10,603	1,259,837	387,462	11,487	271	—	1,669,660
Current payable to related parties	—	7,652	184,012	335,707	—	12	527,383
Other current provisions	—	28,622	18	—	36	—	28,676
Current tax liabilities	—	177,578	4,959	—	—	—	182,537
Other current non-financial liabilities	—	37,688	9,011	1,672	9	—	48,380
TOTAL CURRENT LIABILITIES	83,776	1,511,491	1,239,124	350,612	316	12	3,185,331

NON-CURRENT LIABILITIES
Other non-current financial liabilities	223,599	—	1,947,726	—	—	—	2,171,325
Non-current lease liability	269,417	1,104	1,271	6,305	—	—	278,097
Trade and other payables non-current	—	332,979	345,987	—	—	—	678,966
Non-current payables to related parties	—	—	1,179,760	—	—	—	1,179,760
Other long-term provisions	—	201,369	39,876	—	—	—	241,245
Deferred tax liabilities	—	35,566	161,115	—	—	—	196,681
Non-current provisions for employee benefits	—	70,607	1,014	—	—	—	71,621
Other non-current non-financial liabilities	—	60,676	—	—	—	—	60,676
TOTAL NON-CURRENT LIABILITIES	493,016	702,301	3,676,749	6,305	—	—	4,878,371

TOTAL LIABILITIES	576,792	2,213,792	4,915,873	356,917	316	12	8,063,702